Related Party Transactions with Verint	12 Months Ended
Jan. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions with Verint	RELATED PARTY TRANSACTIONS WITH VERINT
The combined financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Verint.

Verint provided certain services, such as but not limited to, senior management, legal, human resources, finance and accounting, treasury, information technology, internal audit and other shared services, on behalf of the Company. Where possible, these costs were specifically identified to the Company, with the remainder primarily allocated on the basis of revenue as a relevant measure. The Company and Verint both consider the allocations to be a reasonable reflection of the benefits received by the Company. During the years ended January 31, 2021, 2020, and 2019, the Company was allocated $97.3 million, $81.8 million, and $72.6 million, respectively, of corporate expenses incurred by Verint and such amounts are included in the combined statements of operations. As certain expenses reflected in the combined financial statements include allocations of corporate expenses from Verint, these statements could differ from those that would have been prepared had the Company operated on a stand-alone basis.

The components of the costs of services allocated to the Company for the years ended January 31, 2021, 2020, and 2019 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Software - cost of revenue	$1,981	$1,871	$688
Software service - cost of revenue	1,548	1,639	2,460
Professional service and other - cost of revenue	2,743	4,654	2,919
Research and development, net	21,783	19,139	17,805
Selling, general and administrative	69,210	54,452	48,774
Total allocated corporate expenses	$97,265	$81,755	$72,646

All significant internal transactions between the Company and Verint have been included in these combined financial statements and are considered to have been effectively settled or are expected to be settled for cash. The Company had related party payables, current of $3.8 million which is presented in due to parent, current within the combined balance sheets as of January 31, 2021. The total net effect of the settlement of these internal transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as net parent investment.
On January 29, 2021, Cognyte Technology Israel Ltd.’s board of directors declared a cash dividend (the “Dividend”) in the aggregate amount of $35.0 million payable to Verint, which was its sole holder of record of ordinary shares as of the January 29, 2021 record date for the Dividend. The Dividend was paid on April 13, 2021, following the board of director’s receipt and review of financial statements that met all the conditions set forth in Section 302(b) of the Companies Law and that satisfied the solvency test and profit test under the Companies Law required for distribution of the Dividend. The dividends payable to parent of $35.0 million is presented in due to parent, current within the combined balance sheets as of January 31, 2021.

Certain legal entities of the Company had interest-bearing notes under contractual agreements to Verint. The purpose of these notes was to provide funds for certain working capital or other capital and operating requirements of the business. Net interest expense on these notes with Verint is recorded in interest expense in the combined statements of operations and was $0.2 million, $0.4 million, and $0.5 million for the years ended January 31, 2021, 2020, and 2019, respectively. These notes had fixed and variable interest rates of 2.1% fixed rate and 2.5% plus three-month average LIBOR variable rate, with maturities of the earliest of five years, or on demand, and four years, respectively. The Company had related party notes payable, current of $7.0 million which is presented in due to parent, current within the combined balance sheets as of January 31, 2020. As of January 31, 2021, these interest-bearing notes have been settled between the Company and Verint.

Due to parent, current consisted of the following as of January 31, 2021 and 2020:

	January 31,
(in thousands)	2021	2020
Dividends payable to parent, current	$35,000	$—
Related party payables, current	3,772	—
Related party notes payable, current	—	7,025
Total due to parent, current	$38,772	$7,025

Net transfers to and from Verint are included within net parent investment on the combined statements of equity. The components of the net transfers to and from Verint for the years ended January 31, 2021, 2020, and 2019 are as follows:

	Year Ended January 31,
(in thousands)	2021	2020	2019
Cash pooling and general financing activities	$(258,799)	$(133,666)	$(45,192)
Corporate allocations	97,265	81,755	72,646
Related party payables	(3,772)	—	—
Income taxes	1,088	9,118	4,952
Total net transfers (to) from parent per combined statements of equity	(164,218)	(42,793)	32,406
Stock-based compensation - equity-classified awards and issuances	(29,062)	(29,264)	(25,868)
Related party payables	3,772	—	—
Other, net	461	—	—
Total net transfers (to) from parent per combined statements of cash flows	$(189,047)	$(72,057)	$6,538